SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES (Detail Textuals) (Mineral Property acquisition agreement, Pires Gold Project, CAD)	1 Months Ended	12 Months Ended
	Mar. 30, 2012	Dec. 31, 2012
Mineral Property acquisition agreement | Pires Gold Project
Noncash or Part Noncash Acquisitions [Line Items]
Share issued	300,000	300,000
Fair value pursuant to mineral property acquisition agreement		15,000
Mineral property interest earned	10.00%	10.00%